RELATED PARTY TRANSACTIONS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Balance at beginning	$ 90,834	$ 142,315
2021 Salary	225,000	288,000
Payments	(215,337)	(339,481)
Balance at ending	100,497	90,834
William Delgado [Member]
Related Party Transaction [Line Items]
Balance at beginning	50,000	64,481
2021 Salary	202,838	240,000
Payments	(252,838)	(304,481)
Balance at ending	0	50,000
Jerome Gomolski [Member]
Related Party Transaction [Line Items]
Balance at beginning	90,834	77,834
2021 Salary	45,000	48,000
Payments	(25,000)	(35,000)
Balance at ending	$ 110,834	$ 90,834